Credit Quality Information (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	$ 1,173,500	$ 1,051,090
Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	824,585	742,474
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	417,458	430,575
Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	385,341	298,320
Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	21,786	13,579
Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	291,449	251,967
Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	145,238	118,466
Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	55,192	45,669
Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	21,986	21,386
Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	69,033	66,446
Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	57,466	56,649
Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	53,779	51,093
Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,741	3,692
Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,946	1,864
Not Rated
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	145,238	118,466
Not Rated | Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	145,238	118,466
Not Rated | Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	145,238	118,466
Not Rated | Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	988,595	891,804
Pass | Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	788,038	706,393
Pass | Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	409,331	423,134
Pass | Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	356,921	269,680
Pass | Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	21,786	13,579
Pass | Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	143,383	128,890
Pass | Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Pass | Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	55,192	45,669
Pass | Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	21,986	21,386
Pass | Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	66,205	61,835
Pass | Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	57,174	56,521
Pass | Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	53,487	50,965
Pass | Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,741	3,692
Pass | Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,946	1,864
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	17,785	21,254
Special Mention | Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	16,188	18,488
Special Mention | Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	2,001	1,430
Special Mention | Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	14,187	17,058
Special Mention | Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Special Mention | Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,534	2,709
Special Mention | Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Special Mention | Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Special Mention | Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Special Mention | Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,534	2,709
Special Mention | Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	63	57
Special Mention | Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	63	57
Special Mention | Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Special Mention | Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	21,882	19,566
Substandard | Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	20,359	17,593
Substandard | Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	6,126	6,011
Substandard | Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	14,233	11,582
Substandard | Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Substandard | Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,294	1,902
Substandard | Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Substandard | Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Substandard | Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Substandard | Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,294	1,902
Substandard | Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	229	71
Substandard | Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	229	71
Substandard | Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Substandard | Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	$ 0	$ 0